Michael J. Mazza

Assistant General Counsel &

Assistant Secretary

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 2052 office

414 625 2052 fax

michaelmazza@northwesternmutual.com

May 3, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	NML Variable Annuity Account B

Post-Effective Amendment No. 80 to

Form N-4 Registration Statement

File No. 2-29240 and 811-1668

EDGAR CIK: 0000072176

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2012 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 80 (the “Amendment”) to the Registration statement on Form N-4. This Amendment was filed electronically on April 25, 2012.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ MICHAEL J. MAZZA

Michael J. Mazza

Assistant General Counsel & Assistant Secretary